Additional information - condensed financial statements of the Company (Details 2) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	3,031,462	3,889,092	2,289,482	1,867,248
Other current assets	807,666	860,136
Total current assets	7,150,379	7,709,122
Investments in subsidiaries	50,910	94,411
Deferred issuance cost		67,531
Total assets	13,132,466	14,735,599
Current liabilities:
Interest payable	4,123	7,869
Convertible notes	708,548
Total current liabilities	5,888,539	3,325,288
Convertible notes		1,238,485
Embedded derivatives		32
Total liabilities	8,239,642	8,186,930
Shareholders' equity :
Ordinary shares(US$0.0001 par value; 493,480,000 shares authorized, 202,238,307 and 199,863,607 shares issued and outstanding as of December 31, 2011 and December 31, 2012, respectively)	153	154
Additional paid-in capital	5,135,587	5,102,362
Retained earnings/(deficit)	(656,545)	1,017,333
Accumulated other comprehensive gain/(loss)	(3,018)	8,519
Total shareholders' equity	4,892,824	6,548,669	6,680,156	4,822,558
Total liabilities and shareholders' equity	13,132,466	14,735,599
JA Solar Holdings Co., Ltd.
Current assets:
Cash and cash equivalents	17,011	77,009	28,024	40,912
Other receivable from subsidiaries	252,326	252,943
Other current assets	16,155	2,055
Total current assets	285,492	332,007
Investments in subsidiaries	2,809,195	4,599,487
Deferred issuance cost		67,531
Amount due from subsidiaries	2,771,785	2,892,214
Total assets	5,866,472	7,891,239
Current liabilities:
Other payables to subsidiaries and employees	6,572	6,572
Accrued and other liabilities	14,589	48,317
Interest payable	4,123	7,869
Convertible notes	708,548
Total current liabilities	733,832	62,758
Long-term amount due to subsidiaries	239,816	41,295
Convertible notes		1,238,485
Embedded derivatives		32
Total liabilities	973,648	1,342,570
Shareholders' equity :
Ordinary shares(US$0.0001 par value; 493,480,000 shares authorized, 202,238,307 and 199,863,607 shares issued and outstanding as of December 31, 2011 and December 31, 2012, respectively)	153	154
Additional paid-in capital	5,135,587	5,102,362
Retained earnings/(deficit)	(239,898)	1,437,634
Accumulated other comprehensive gain/(loss)	(3,018)	8,519
Total shareholders' equity	4,892,824	6,548,669
Total liabilities and shareholders' equity	5,866,472	7,891,239